Inventories (Movements of provision for inventory obsolescence during years) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [abstract]
Beginning of the year	¥ (167,282)	¥ (162,389)	¥ (163,458)
Provision	(1,520)	(1,134)	(2,867)
Reversal	1,782	1,390	1,039
Disposal of subsidiaries	162	0	0
Currency translation differences	(2,017)	(5,149)	2,897
End of the year	¥ (168,875)	¥ (167,282)	¥ (162,389)